Cash Flow Information (Tables)	12 Months Ended
Mar. 31, 2015
Cash Payments	Cash payments during fiscal 2013, 2014 and 2015 are as follows:

	Millions of yen
	2013	2014	2015
Cash payments:
Interest	¥105,308	¥88,385	¥76,755
Income taxes	11,955	32,831	83,462